Income taxes - Tax credit carryfowards (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
IRS
Tax credit carryforward
Ownership change threshold (as a percent)	50.00%
Sweden | Foreign - Federal
Tax credit carryforward
Ownership change threshold (as a percent)	50.00%
U.S. | Orphan drug tax credit carryforward | Foreign - Federal
Tax credit carryforward
Tax credit carryforward	$ 8,900,000
U.S. | Research and development tax credit carryforward | Foreign - Federal
Tax credit carryforward
Tax credit carryforward	$ 167,000